DoubleLine Shiller Enhanced CAPE ®

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.1%
2,738,248	AASET Ltd., Series 2018-1A-A	3.84	% (a)	01/16/2038	2,417,753
9,229,477	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	8,591,212
19,650,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	19,700,813
1,000,000	Affirm Asset Securitization Trust, Series 2021-A-B	1.06	% (a)	08/15/2025	999,954
6,000,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	5,962,892
4,200,000	Affirm Asset Securitization Trust, Series 2021-B-B	1.24	% (a)	08/17/2026	4,156,925
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	5,917,206
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (a)	11/22/2027	3,971,146
4,935,886	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	4,921,034
8,000,000	Avant Loans Funding Trust, Series 2020-REV1-B	2.68	% (a)	05/15/2029	8,016,699
4,845,901	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	4,787,886
10,836,719	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	10,819,188
3,550,042	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	3,546,112
1,206,383	College Ave Student Loans LLC, Series 2017-A-B	4.50	% (a)	11/26/2046	1,265,231
5,340,594	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	5,419,101
4,027,951	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (a)	11/21/2033	4,015,673
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (a)(b)	05/27/2042	1,512,424
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,941,989
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	9,845,421
2,490,000	ExteNet Issuer LLC, Series 2019-1A-A2	3.20	% (a)	07/26/2049	2,526,724
3,207,358	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	3,289,065
6,448,141	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(l)	12/15/2044	6,289,620
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (a)	12/21/2026	9,877,719
4,304,898	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	4,302,216
2,151,112	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (a)	08/15/2024	2,156,712
1,178,458	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	1,229,787
4,012,623	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (a)	12/15/2038	3,902,741
19,366,641	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	19,172,007
18,383,250	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	19,449,313
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (a)	08/25/2042	521,283
2,839,847	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	2,862,734
2,514,365	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	2,522,664
6,137,802	LendingPoint Asset Securitization Trust, Series 2021-A-A	1.00	% (a)	12/15/2028	6,123,729
14,600,000	LendingPoint Asset Securitization Trust, Series 2021-A-B	1.46	% (a)	12/15/2028	14,481,327
8,346,986	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	8,368,689
5,388,619	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (a)	01/20/2048	5,401,804
4,687,132	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	4,599,028
7,840,000	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	8,227,310
983,337	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	1,030,708
7,342,025	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	7,340,429
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	4,572,565

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	16,176,586
1,491,686	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93	% (a)	09/15/2026	1,495,168
2,436,525	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (a)	11/16/2026	2,451,531
4,958,754	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (a)	05/17/2027	4,977,940
4,807,288	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	4,797,444
15,373,086	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	15,379,105
7,500,000	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	% (a)	08/15/2029	7,492,275
8,500,000	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	% (a)	08/15/2029	8,489,808
4,438,308	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (a)	09/15/2025	4,459,617
15,000,000	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	14,979,328
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	7,024,427
18,493,835	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	17,991,450
4,483,139	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	4,456,061
34,668,557	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	35,717,419
37,285,690	SoFi Alternative Trust, Series 2021-2-A	1.25	% (a)	08/15/2030	37,287,928
57,250,000	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	57,374,748
19,791,526	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	19,403,335
12,180,662	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	12,226,352
4,437,177	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93	% (a)(b)	02/15/2045	4,508,225
792,847	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (a)	03/26/2040	799,126
1,620,099	START Ireland, Series 2019-1-A	4.09	% (a)	03/15/2044	1,616,408
3,236,987	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	3,195,958
6,000,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	5,905,932
5,603,438	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	5,574,621
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37	% (a)	01/20/2023	3,259,836
8,000,000	Theorem Funding Trust, Series 2021-1A-B	1.84	% (a)	12/15/2027	7,912,358
12,209,432	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(l)	09/15/2038	12,019,563
1,339,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (a)(l)	09/15/2038	1,276,058
6,967,188	TIF Funding LLC, Series 2021-1A-A	1.65	% (a)	02/20/2046	6,766,523
14,306,430	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	14,410,138
9,772,147	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.30	% (a)(b)	07/15/2027	9,849,034
6,054,620	Upstart Pass-Through Trust, Series 2020-ST2-A	3.50	% (a)	03/20/2028	6,135,688
5,059,276	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	5,098,931
8,960,594	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (a)	01/20/2027	9,000,345
3,888,214	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	% (a)	05/20/2027	3,870,280
5,250,000	Upstart Securitization Trust, Series 2020-1-B	3.09	% (a)	04/22/2030	5,308,579
2,750,000	Upstart Securitization Trust, Series 2020-3-B	3.01	% (a)	11/20/2030	2,789,063
1,900,000	Upstart Securitization Trust, Series 2021-1-B	1.89	% (a)	03/20/2031	1,892,040
7,170,000	Upstart Securitization Trust, Series 2021-2-B	1.75	% (a)	06/20/2031	7,116,426
4,920,965	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	4,904,950
3,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	2,969,964
8,000,000	US Auto Funding LLC, Series 2021-1A-B	1.49	% (a)	03/17/2025	7,938,942
15,933,103	Wave LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	15,851,287
6,755,165	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	6,595,676

Total Asset Backed Obligations (Cost $680,082,938)					677,803,306

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Bank Loans - 7.5%
22,683,640	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		11/19/2026	22,414,272
1,491,564	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.65%		02/27/2025	1,484,241
978,722	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		01/05/2026	975,052
4,730,000	Ali Group North America Corporation, Senior Secured First Lien	2.10	% (c)	12/20/2028	4,707,012
367,232	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	367,900
1,775,917	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/09/2025	1,761,337
1,344,568	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/12/2028	1,341,885
916,043	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	913,180
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	315,036
1,673,292	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		08/17/2028	1,673,292
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
226,018	(1 Month LIBOR USD + 3.50%)	3.60%		02/01/2027	223,122
113,807	(1 Month LIBOR USD + 3.50%)	3.59%		02/01/2027	112,350
346,500	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/29/2027	327,009
317,599	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		12/15/2023	311,860
331,650	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	332,065
1,409,367	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		10/01/2026	1,409,015
1,647,847	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		09/19/2024	1,649,083
1,725,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/11/2025	1,707,207
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/15/2027	686,289
1,514,700	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		12/06/2027	1,506,566
539,033	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	510,202
906,647	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	880,354
19,108,053	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		09/07/2027	19,055,029
1,680,000	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	1,669,618
886,050	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	881,252
788,606	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		02/11/2026	789,690

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
252,340	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	11/21/2024	252,420
14,442,204	Avantor Funding, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	11/08/2027	14,452,747
665,690	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.36%	12/15/2027	668,536
21,563,387	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.97%	05/31/2024	21,576,864
781,979	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%	07/24/2026	779,535
310,000	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%	10/10/2026	310,116
1,002,006	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	11/27/2025	997,306
6,650,301	Berry Global, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 1.75%)	1.86%	07/01/2026	6,615,387
2,286,442	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	06/16/2025	2,275,158
1,056,900	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.88%	10/02/2025	1,051,616
1,093,282	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	06/28/2024	847,239
1,051,355	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%	11/02/2026	1,048,727
6,636,650	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	05/03/2028	6,647,733
584,100	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%	11/30/2027	584,027
681,375	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	07/21/2025	682,738
2,941,098	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%	04/06/2026	2,911,922
156,400	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	08/12/2026	154,673
7,841,074	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%	12/16/2027	7,800,222
1,647,951	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	10/30/2026	1,638,681
163,350	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	10/30/2026	163,452
433,400	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	06/30/2025	430,691
1,836,701	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.97%	01/29/2027	1,822,926
4,482,413	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%	02/22/2028	4,494,180
16,967,792	Charter Communications Operating LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%	02/01/2027	16,827,214
920,700	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	923,794
1,630,440	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	04/30/2026	1,624,122

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
3,845,000	Clean Harbors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	10/09/2028	3,847,422
657,823	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%	09/18/2024	634,891
660,013	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	11/08/2027	661,250
1,300,674	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/20/2024	1,297,422
437,213	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/11/2026	437,796
681,375	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.47%	05/13/2027	681,021
1,538,476	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%	11/23/2027	1,533,861
17,913,104	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	07/17/2025	17,666,799
2,665,129	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	01/15/2026	2,634,480
617,673	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/29/2024	617,478
474,883	Cyanco Intermediate 2 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	03/17/2025	470,490
1,171,475	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%	05/01/2024	1,161,746
844,950	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	10/16/2026	844,422
1,527,059	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	04/09/2027	1,530,762
825,850	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	12/01/2027	827,770
410,518	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%	08/24/2026	192,829
271,928	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%	04/06/2026	265,325
505,785	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%	04/06/2026	493,505
827,269	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.22%	02/06/2025	825,259
22,436,885	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	07/30/2027	22,175,719
2,173,880	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%	01/30/2026	2,168,446
14,605,346	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	12/22/2027	14,591,690
129,018	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%	02/04/2027	129,618
1,129,731	EW Scripps Company, The, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	01/07/2028	1,130,985
1,616,207	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%	12/02/2024	1,624,288
659,810	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%	12/15/2027	660,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,515,433	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/31/2025	1,504,780
697,366	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	695,313
17,481,459	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		04/28/2028	17,297,904
772,269	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.13%		06/30/2025	766,434
2,065,061	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	2,069,078
553,609	Focus Financial Partners LLC, Senior Secured First Lien Delayed-Draw Term Loan (Prime Rate + 1.50%, 0.50% Floor)	4.75%		06/30/2028	551,533
2,392,975	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		06/30/2028	2,384,001
405,520	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (d)	06/30/2027	405,520
385,579	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	385,893
1,738,525	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		01/29/2027	1,719,167
5,800,790	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	5,744,784
1,058,995	Gemini HDPE LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	1,059,324
563,855	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		12/11/2026	565,547
1,163,942	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,167,096
947,735	GFL Environmental, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		05/30/2025	951,289
1,093,950	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/02/2025	1,090,942
22,530,274	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/15/2024	22,420,776
1,004,700	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/10/2027	997,712
2,131,552	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/22/2025	2,126,894
1,759,119	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	1,754,246
943,144	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	941,814
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
989,581	(3 Month LIBOR USD + 4.00%)	4.13%		09/30/2026	990,818
118,945	(3 Month LIBOR USD + 4.00%)	4.22%		09/30/2026	119,094
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		01/02/2026	2,363,449
4,495,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		12/01/2028	4,478,706
2,071,186	Greeneden U.S. Holdings II LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,080,900

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,594,512	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		11/15/2027	7,496,201
2,238,750	HCA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		06/23/2028	2,250,347
1,990,013	Herman Miller, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.13%		07/19/2028	1,990,430
663,000	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.64%		07/01/2026	664,038
1,409,189	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%		05/23/2025	1,402,143
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		06/22/2026	1,410,783
16,920,140	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	2.25%		03/15/2028	16,885,369
1,507,779	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	1,515,318
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	455,789
12,878,598	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		07/03/2028	12,899,140
1,790,000	ICU Medical, Inc., Senior Secured First Lien Term Loan	3.00	% (c)	12/15/2028	1,794,842
663,931	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/01/2026	660,256
920,000	Installed Building Products, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.50% Floor)	2.75%		12/08/2028	921,918
218,284	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/13/2022	182,188
1,060,545	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	1,060,763
1,642,511	IQVIA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/17/2025	1,639,177
18,290,634	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.97%		06/11/2025	18,252,589
841,500	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/15/2027	842,682
1,043,710	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	1,043,413
1,783,723	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		12/01/2025	1,786,622
14,081,837	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	13,894,056
19,349,869	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		05/01/2026	19,335,550
7,460,283	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.38%		09/21/2026	7,367,030
887,280	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2027	888,757
1,269,100	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,235,716
4,693,327	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/15/2028	4,693,327
92,752	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	41,893

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
22,639,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	03/01/2027	22,384,554
434,970	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%	03/24/2025	432,615
623,700	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.86%	08/31/2027	621,099
1,677,397	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.34%	03/15/2027	1,660,505
956,536	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	06/30/2027	952,222
267,467	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	10/19/2027	268,971
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	08/29/2025	2,020,710
1,032,887	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%	08/31/2026	1,033,171
887,134	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.72%	03/02/2026	881,500
1,499,850	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%	10/01/2027	1,505,662
734,755	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%	06/21/2027	776,823
1,735,592	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%	03/27/2026	1,729,083
1,190,641	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	05/14/2026	1,185,729
428,826	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.38%	11/12/2026	420,440
56,360	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%	11/12/2026	55,258
495,122	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%	10/19/2026	495,045
474,088	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.63%	08/28/2026	470,534
127,464	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%	01/17/2024	127,429
14,863,266	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%	09/18/2026	14,854,050
1,781,611	Numericable U.S. LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.00%)	4.12%	08/14/2026	1,775,376
461,296	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.08%	06/30/2025	461,580
461,513	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	11/30/2027	462,089
491,288	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	10/28/2027	491,698
1,381,039	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	03/31/2027	1,378,450
481,378	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%	05/29/2026	479,987
1,016,383	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%	10/15/2025	1,016,942

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
871,725	PG&E Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%	06/23/2025	864,097
519,211	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	03/03/2025	516,452
23,720,550	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	08/04/2028	23,610,368
451,588	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%	12/29/2027	451,775
3,208,711	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	07/03/2028	3,213,829
696,782	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%	03/11/2026	675,492
1,229,900	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%	07/31/2026	1,227,852
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
450,626	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	450,727
594,446	(6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	594,580
594,446	(12 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	09/23/2026	594,580
1,792,512	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%	04/26/2024	1,797,558
983,555	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	02/12/2027	965,113
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
985,076	(1 Month LIBOR USD + 4.25%)	4.35%	07/09/2025	972,629
844,560	(1 Month LIBOR USD + 4.25%)	4.36%	07/09/2025	833,889
1,232,121	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	11/14/2025	1,232,731
1,673,885	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	05/30/2025	1,660,285
129,817	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%	04/20/2022	33,103
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,474,335	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	4,474,334
851,989	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	851,989
851,989	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%	02/11/2028	851,989
8,601,619	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/04/2027	8,567,040
1,796,703	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%	02/11/2027	1,793,523
620,308	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%	02/22/2024	606,661
1,362,850	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	1.97%	10/31/2025	1,364,390
1,225,895	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	08/14/2024	1,223,407
1,235,456	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%	11/01/2024	1,204,570
1,060,823	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	12/31/2025	1,053,864
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.36%	03/06/2025	1,816,054

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	2.14%	11/02/2028	10,371,478
1,689,225	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	08/01/2025	1,683,422
1,194,345	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%	09/30/2026	1,167,473
928,063	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%	04/17/2026	911,631
645,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%	10/20/2027	683,700
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
402,585	(1 Month LIBOR USD + 2.50%)	2.60%	01/23/2025	392,353
1,004,070	(3 Month LIBOR USD + 2.50%)	2.63%	01/23/2025	978,552
1,782,034	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.25%	10/07/2027	1,783,593
1,902,272	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%	06/27/2025	1,900,493
1,137,105	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/01/2027	1,140,658
4,065,943	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%	04/16/2025	4,026,971
7,404,491	Standard Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%	09/22/2028	7,419,930
634,330	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%	10/01/2025	632,944
	Stars Group Holdings B.V., Senior Secured First Lien Term Loan
9,267,222	(3 Month LIBOR USD + 2.25%)	2.38%	07/21/2026	9,245,861
9,664,794	(3 Month LIBOR USD + 2.25%)	2.47%	07/21/2026	9,642,516
397,943	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	10/01/2026	399,974
1,713,911	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%	03/05/2027	1,703,199
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
424,148	(1 Month LIBOR USD + 3.00%)	3.10%	05/29/2026	422,736
436,542	(2 Month LIBOR USD + 3.00%)	3.14%	05/29/2026	435,088
826,454	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%	02/06/2024	792,570
720,064	Telesat Canada, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%	12/07/2026	639,056
558,657	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%	12/17/2026	556,772
1,929,787	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%	02/06/2026	1,924,277
1,619,412	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%	04/07/2028	1,620,530
1,329,034	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%	06/30/2026	1,320,728
165,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%	03/03/2028	165,859
1,375,095	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.35%	03/28/2025	1,354,565

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,150,000	Trans Union LLC, Senior Secured First Lien Term Loan	2.75	% (c)	12/01/2028	5,143,562
13,191,166	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/13/2026	13,075,744
806,443	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	739,831
625,455	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	644,647
1,551,202	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/17/2024	1,553,505
1,645,159	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		04/29/2026	1,640,750
1,252,374	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		05/04/2026	1,247,934
915,397	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	913,887
379,009	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		10/22/2025	379,589
338,100	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		07/01/2026	337,706
2,900,425	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		06/02/2028	2,894,987
653,404	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		11/20/2026	655,139
2,565,938	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	2,541,086
649,987	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	639,018
1,819,849	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	1,821,669
	Vertical Midco GMBH, Senior Secured First Lien Term Loan
1,359,752	(3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/30/2027	1,362,396
383,296	(6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		07/30/2027	384,042
461,149	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	2.38%		07/01/2026	458,484
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		01/31/2028	2,673,530
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
4,429,192	(1 Month LIBOR USD + 1.75%)	1.86%		12/31/2025	4,401,687
18,065,435	(1 Month LIBOR USD + 1.75%)	1.85%		12/31/2025	17,953,248
1,756,385	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/26/2027	1,751,994
2,210,000	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	2.75%		10/16/2028	2,210,000
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan
705,496	(1 Month LIBOR USD + 3.00%)	3.18%		02/05/2026	696,532
490,057	(3 Month LIBOR USD + 3.00%)	3.18%		02/05/2026	483,831
22,446,030	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	2.23%		01/20/2028	22,392,721
1,500,980	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		03/09/2027	1,483,314

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
893,960	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	889,239
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		04/28/2028	232,797

Total Bank Loans (Cost $720,004,980)					720,299,662

Collateralized Loan Obligations - 14.9%
27,000,000	37 Capital, Series 2021-1A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.40	% (a)	10/15/2034	27,000,292
6,500,000	522 Funding Ltd., Series 2019-5A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	1.51	% (a)	01/15/2033	6,503,634
14,000,000	AGL Ltd., Series 2020-3A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.42	% (a)	01/15/2033	14,008,907
20,000,000	AIG Ltd., Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2032	20,027,419
10,000,000	AIG Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.26	% (a)	07/20/2034	10,000,682
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.22	% (a)	06/13/2031	12,254,591
12,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.28	% (a)	07/20/2032	12,006,098
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	1.19	% (a)	01/28/2031	2,247,787
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.26	% (a)	07/15/2032	25,100,022
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.37	% (a)	10/15/2034	23,038,024
5,000,000	Apidos Ltd., Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.18	% (a)	04/20/2034	4,988,885
8,010,912	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	0.99	% (a)	11/17/2027	8,009,397
2,799,276	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	1.21	% (a)	01/15/2031	2,800,744
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	1.77	% (a)	07/26/2031	2,001,652
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.08	% (a)	10/20/2030	2,469,177
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.25	% (a)	04/19/2034	20,012,548
32,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/24/2034	32,032,520
18,000,000	Battalion Ltd., Series 2020-15A-A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	1.47	% (a)	01/17/2033	18,011,424
10,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.32	% (a)	07/15/2034	10,017,152
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.34	% (a)	10/20/2034	14,016,610
15,000,000	Birch Grove Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.37	% (a)	10/19/2034	15,001,420
20,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/19/2034	19,970,000
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.32	% (a)	07/20/2034	20,000,002
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	1.27	% (a)	01/20/2031	9,988,079

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.27	% (a)	04/20/2034	4,998,750
11,000,000	CarVal Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.31	% (a)	07/20/2034	11,005,583
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	1.43	% (a)	01/15/2032	9,856,318
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.32	% (a)	01/20/2035	20,000,000
20,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.31	% (a)	07/17/2034	19,990,000
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2032	20,024,030
19,151,760	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.44	% (a)	07/13/2029	19,161,466
10,350,000	CFIP Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.32	% (a)	10/18/2034	10,350,718
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	10/17/2031	1,801,590
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.47	% (a)	01/20/2035	24,996,580
11,000,000	CQS Ltd., Series 2021-1A-B (3 Month LIBOR USD + 1.88%, 1.88% Floor)	1.13	% (a)	01/20/2035	10,998,532
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.32	% (a)	01/20/2031	6,492,474
10,000,000	Dryden Ltd., Series 2019-75A-AR2 (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.16	% (a)	04/15/2034	10,006,127
25,000,000	Dryden Ltd., Series 2020-85A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	10/15/2035	24,991,277
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36	% (a)	08/15/2030	5,002,510
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	07/15/2031	20,007,289
6,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	04/15/2033	6,009,370
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	04/16/2034	27,523,521
12,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.31	% (a)	10/20/2031	11,994,383
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2034	17,515,508
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (3 Month LIBOR USD + 1.32%, 1.32% Floor)	1.44	% (a)	04/15/2034	13,524,814
244,609	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	3.93	% (a)	08/01/2025	222,352
2,775,223	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.02	% (a)	10/18/2027	2,777,336
6,500,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.61	% (a)	04/20/2031	6,450,369
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	07/25/2034	15,001,282
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/25/2030	1,753,839
10,000,000	Kayne Ltd., Series 2020-7A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	04/17/2033	10,011,096

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.25	% (a)	04/20/2031	9,486,234
1,506,020	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	1.09	% (a)	05/20/2029	1,506,596
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	10/15/2031	20,005,250
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%)	1.73	% (a)	07/29/2030	2,997,750
19,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	04/25/2032	19,012,557
4,455,713	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.03	% (a)	11/21/2027	4,459,170
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.87	% (a)	04/15/2029	8,646,671
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.30	% (a)	12/18/2030	4,501,171
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.41	% (a)	01/20/2032	24,999,566
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	1.43	% (a)	04/20/2033	29,500,000
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.37	% (a)	10/17/2034	23,017,711
25,000,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.13	% (a)	07/20/2030	25,005,111
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.38	% (a)	10/20/2030	2,000,541
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.34	% (a)	04/28/2034	9,999,449
25,000,000	MP Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/25/2034	24,994,311
22,600,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.27	% (a)	07/15/2031	22,498,300
12,000,000	New Mountain Ltd., Series CLO-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.31	% (a)	04/15/2034	12,004,408
8,898,846	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.43	% (a)	11/15/2030	8,904,721
4,914,578	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.40	% (a)	10/13/2031	4,918,466
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2031	14,959,025
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.23	% (a)	02/20/2034	8,489,412
17,500,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2034	17,512,367
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	1.36	% (a)	08/23/2031	15,001,251
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	04/15/2036	18,875,981
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.34	% (a)	10/15/2034	14,002,598
25,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2031	24,987,623
7,630,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/18/2031	7,629,077
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.30	% (a)	10/26/2031	10,112,624

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/15/2034	25,032,943
29,000,000	Sound Point Ltd., Series 2020-3A-A1 (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.40	% (a)	01/25/2032	29,039,537
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.20	% (a)	04/21/2031	9,993,502
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.32	% (a)	06/15/2031	7,979,977
10,000,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	1.37	% (a)	10/15/2030	9,987,640
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36	% (a)	08/18/2031	5,998,508
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	04/15/2032	11,000,288
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/15/2032	18,002,397
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	1.97	% (a)	07/15/2032	9,041,477
25,000,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.20	% (a)	01/17/2032	24,968,988
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.29	% (a)	07/21/2034	20,002,040
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.31	% (a)	01/18/2035	20,000,000
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.38	% (a)	01/15/2032	10,003,575
2,878,336	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	0.94	% (a)	04/15/2027	2,878,784
8,500,000	Venture Ltd., Series 2017-29A-AR (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.15	% (a)	09/07/2030	8,495,045
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.35	% (a)	10/15/2031	9,999,616
3,948,182	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.38	% (a)	10/20/2031	3,944,339
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2031	9,971,148
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2031	15,000,129
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.38	% (a)	01/20/2032	10,004,710
4,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.30	% (a)	07/20/2032	3,997,324
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	1.43	% (a)	04/15/2033	17,530,819
18,990,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.34	% (a)	07/15/2034	18,991,460
50,000,000	Whitebox Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.34	% (a)	10/15/2034	50,000,723
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.37	% (a)	10/15/2031	6,007,507
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.26	% (a)	01/15/2031	14,500,183

Total Collateralized Loan Obligations (Cost $1,425,331,235)					1,426,374,780

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Foreign Corporate Bonds - 6.2%
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,674,644
6,860,000	AerCap Global Aviation Trust	1.75%		10/29/2024	6,847,755
6,655,000	AstraZeneca PLC	3.50%		08/17/2023	6,947,377
5,926,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	5,964,651
695,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	732,367
2,800,000	Axiata SPV2 BHD	4.36%		03/24/2026	3,074,442
5,450,000	Banco Bradesco S.A.	3.20%		01/27/2025	5,527,608
1,850,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,798,783
200,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	197,789
5,700,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	5,636,986
3,550,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,511,536
3,300,000	Banco do Brasil S.A.	3.25	% (a)	09/30/2026	3,216,180
1,968,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,076,958
3,200,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,183,888
500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	501,152
300,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	300,692
2,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	%(e)	07/06/2022	2,531,800
900,000	Banco Santander Chile	2.70%		01/10/2025	920,084
2,400,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	2,403,636
7,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	7,110,756
2,000,000	Bangkok Bank PCL	3.88%		09/27/2022	2,041,445
4,200,000	Banistmo S.A.	3.65%		09/19/2022	4,246,473
800,000	Banistmo S.A.	3.65	% (a)	09/19/2022	808,852
4,670,000	Bank of Nova Scotia	0.55%		09/15/2023	4,644,867
1,830,000	Bank of Nova Scotia	0.65%		07/31/2024	1,808,075
7,330,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	7,279,796
6,650,000	BAT International Finance PLC	1.67%		03/25/2026	6,534,916
1,500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,536,195
2,330,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,430,679
3,100,000	BBVA Colombia S.A.	4.88%		04/21/2025	3,209,120
4,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	4,077,360
6,435,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	6,853,906
5,180,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	5,174,848
6,175,000	BPCE S.A.	2.38	% (a)	01/14/2025	6,286,578
1,000,000	Camposol S.A.	6.00%		02/03/2027	1,038,615
3,750,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,726,558
6,880,000	Canadian Pacific Railway Company	1.35%		12/02/2024	6,889,681
1,600,000	Central American Bottling Corporation	5.75%		01/31/2027	1,645,744
5,600,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	4,573,688
2,600,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	0.90%		10/09/2024	2,623,535
3,300,000	CK Hutchison International 21 Ltd.	1.50%		04/15/2026	3,258,245
3,000,000	CK Hutchison International 21 Ltd.	1.50	% (a)	04/15/2026	2,962,041
6,880,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	0.45	% (a)	07/07/2025	6,890,940

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,948,482
6,615,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.44	% (a)	06/12/2024	6,687,499
4,140,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	4,173,805
2,900,000	DBS Group Holdings Ltd.	1.17	% (a)	11/22/2024	2,891,688
700,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.74%		07/25/2022	701,772
7,850,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	7,765,966
7,245,000	Deutsche Bank AG	0.90%		05/28/2024	7,185,049
502,576	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	466,056
203,186	Digicel Group Ltd. (PIK 7.00%)	7.00	% (a)(e)	01/18/2022	176,974
4,500,000	Ecopetrol S.A.	5.88%		09/18/2023	4,775,738
1,440,268	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,377,436
2,218,720	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	2,223,734
2,552,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	858,110
3,235,000	Enbridge, Inc.	0.55%		10/04/2023	3,211,291
9,904,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	10,362,060
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,415,974
500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	1.01%		05/23/2024	502,225
2,500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	2,517,700
6,570,441	Fenix Power Peru S.A.	4.32%		09/20/2027	6,728,099
12,037,395	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	12,075,778
693,000	Geopark Ltd.	6.50%		09/21/2024	711,136
1,650,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	1,718,038
1,565,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,646,424
2,556,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	2,733,220
5,038,244	GNL Quintero S.A.	4.63%		07/31/2029	5,354,670
1,800,000	Grupo Aval Ltd.	4.75%		09/26/2022	1,834,434
900,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	901,896
2,000,000	GrupoSura Finance S.A.	5.50%		04/29/2026	2,124,020
8,100,000	HPHT Finance Ltd.	2.88%		11/05/2024	8,375,885
6,170,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	6,154,274
2,200,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	2,342,974
2,000,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,052,830
898,577	Interoceanica Finance Ltd.	0.00%		11/30/2025	845,224
35,034	Invepar Holdings	0.00	% (d)(f)	12/30/2028	—
2,400,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,409,264
750,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	747,529
10,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	10,192,165
2,910,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	2,853,087
5,700,000	Korea Development Bank	1.25%		06/03/2025	5,689,145
1,000,000	Korea Development Bank	0.80%		04/27/2026	973,828
4,650,000	Korea Development Bank	1.00%		09/09/2026	4,544,971
4,000,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	4,032,479
3,400,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	3,427,607
6,200,000	Korea Electric Power Corporation	1.13%		06/15/2025	6,126,869
3,550,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	3,508,126

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	2,260,174
4,200,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	4,056,775
10,115,000	KT Corporation	1.00%		09/01/2025	9,923,730
1,500,000	KT Corporation	2.50%		07/18/2026	1,551,902
6,300,000	LG Chem Ltd.	3.25%		10/15/2024	6,635,401
6,770,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	6,745,192
4,920,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	4,979,697
1,800,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	1,865,164
6,400,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	6,995,437
2,205,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,289,044
4,700,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,844,572
4,935,000	Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.45%)	0.96%		10/11/2025	4,869,365
8,486,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	0.98%		07/26/2023	8,561,770
6,813,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2023	6,857,712
5,200,000	Multibank, Inc.	4.38%		11/09/2022	5,303,038
6,620,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	1.77%		06/25/2024	6,727,120
4,000,000	NongHyup Bank	1.25	% (a)	07/20/2025	3,963,723
5,000,000	NongHyup Bank	1.25%		07/20/2025	4,954,654
8,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	8,969,629
1,600,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,646,993
4,333,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	4,174,975
1,900,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	1,886,358
10,400,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	10,325,328
396,876	Panama Metro Line SP	0.00	% (a)	12/05/2022	393,421
1,509,492	Panama Metro Line SP	0.00%		12/05/2022	1,496,352
5,200,000	Pertamina Persero PT	1.40%		02/09/2026	5,056,246
1,352,760	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	1,300,314
200,000	Petrobras Global Finance B.V.	6.25%		03/17/2024	216,227
2,700,000	Petronas Capital Ltd.	3.13%		03/18/2022	2,712,446
9,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	9,542,403
4,105,000	POSCO	2.38%		11/12/2022	4,154,074
3,300,000	POSCO	2.38%		01/17/2023	3,337,478
1,000,000	POSCO	2.75%		07/15/2024	1,031,718
2,450,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	2,538,648
6,000,000	Qatar Petroleum	1.38%		09/12/2026	5,891,220
1,700,000	Qatar Petroleum	1.38	% (a)	09/12/2026	1,669,179
2,500,000	Reliance Holdings, Inc.	4.13%		01/28/2025	2,672,183
6,000,000	Reliance Industries Ltd.	5.40%		02/14/2022	6,027,736
9,140,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.57%		01/20/2026	9,141,601
8,700,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	8,576,025
1,500,000	SA Global Sukuk Ltd.	1.60	% (a)	06/17/2026	1,478,625
2,138,000	Sable International Finance Ltd.	5.75%		09/07/2027	2,190,916
200,000	Saudi Arabian Oil Company	1.25	% (a)	11/24/2023	200,224
8,000,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	8,161,560

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,400,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	1,480,616
4,855,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,036,448
7,080,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	7,057,489
7,250,000	Telefonica Chile S.A.	3.88%		10/12/2022	7,384,524
2,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,033,319
9,200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	9,612,620
6,930,000	Toronto-Dominion Bank	0.70%		09/10/2024	6,843,958
4,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,558,989
10,290,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	10,260,912
4,850,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	5,080,968
7,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,798,406
1,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	1,449,705
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	174,250
6,550,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	6,509,110
4,445,000	VTR Comunicaciones SpA	5.13%		01/15/2028	4,540,545

Total Foreign Corporate Bonds (Cost $597,939,177)					594,044,980

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.0%
2,600,000	Abu Dhabi Government International Bond	0.75	% (a)	09/02/2023	2,594,657
3,000,000	Abu Dhabi Government International Bond	2.50	% (a)	04/16/2025	3,117,600
9,500,000	Brazilian Government International Bond	2.88%		06/06/2025	9,666,250
2,400,000	Chile Government International Bond	3.13%		01/21/2026	2,532,024
1,950,000	Colombia Government International Bond	2.63%		03/15/2023	1,968,545
10,300,000	Colombia Government International Bond	4.50%		01/28/2026	10,800,631
500,000	Indonesia Government International Bond	2.95%		01/11/2023	511,336
514,000	Indonesia Government International Bond	3.38%		04/15/2023	530,335
5,100,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	5,351,054
2,400,000	Panama Government International Bond	4.00%		09/22/2024	2,552,424
7,500,000	Panama Government International Bond	3.75%		03/16/2025	7,953,825
2,000,000	Perusahaan Penerbit SBSN Indonesia III	3.75%		03/01/2023	2,070,590
9,500,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	9,761,725
1,000,000	Perusahaan Penerbit SBSN Indonesia III	1.50%		06/09/2026	997,000
2,500,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (a)	06/09/2026	2,492,500
11,800,000	Peruvian Government International Bond	2.39%		01/23/2026	12,000,718
11,900,000	Qatar Government International Bond	3.25%		06/02/2026	12,688,125
1,000,000	Saudi Government International Bond	2.88%		03/04/2023	1,025,086
10,600,000	Saudi Government International Bond	3.25%		10/26/2026	11,309,045

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $100,996,859)					99,923,470

Non-Agency Commercial Mortgage Backed Obligations - 11.8%
3,553,000	20 Times Square Trust, Series 2018-20TS-F	3.10	% (a)(b)	05/15/2035	3,365,616
3,392,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(b)	05/15/2035	3,170,379
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.76	% (a)	04/15/2034	2,000,545
8,415,000	Alen Mortgage Trust, Series 2021-ACEN-D (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	04/15/2034	8,414,349
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.55	% (a)(b)(g)	05/15/2053	1,652,244

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
113,078,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.12	% (a)(b)(g)	06/15/2054	9,757,546
2,000,000	Arbor Realty Ltd., Series 2020-FL1-B (Secured Overnight Financing Rate 30 Day Average + 1.91%, 1.80% Floor)	1.96	% (a)	02/15/2035	2,005,750
2,830,000	Arbor Realty Ltd., Series 2020-FL1-D (Secured Overnight Financing Rate 30 Day Average + 2.56%, 2.45% Floor)	2.61	% (a)	02/15/2035	2,834,599
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 30 Day Average + 2.01%, 1.90% Floor)	2.06	% (a)	09/14/2036	11,985,696
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 30 Day Average + 2.76%, 2.65% Floor)	2.81	% (a)	09/14/2036	1,243,587
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	9,334,062
3,100,000	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2038	3,101,422
3,145,097	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	03/15/2036	3,125,883
3,705,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (Secured Overnight Financing Rate 30 Day Average + 2.96%, 2.85% Floor)	3.01	% (a)	09/15/2036	3,696,945
198,015,527	BANK, Series 2021-BN35-XA	1.05	% (b)(g)	06/15/2064	15,576,020
179,244,575	BANK, Series 2021-BN36-XA	0.92	% (b)(g)	09/15/2064	11,225,747
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.34	% (a)	03/15/2037	13,691,239
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	11/15/2034	10,449,508
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.02	% (b)(g)	07/15/2054	2,549,802
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.70	% (a)(b)(g)	07/15/2054	2,988,391
7,351,482	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(d)	06/05/2030	5,871,403
2,000,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.86	% (a)	08/15/2036	2,000,116
9,315,000	BDS Ltd., Series 2021-FL10-AS (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.75	% (a)	12/18/2036	9,341,874
18,713,939	Benchmark Mortgage Trust, Series 2019-B15-XA	0.82	% (b)(g)	12/15/2072	977,655
15,293,653	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93	% (b)(g)	02/15/2053	975,899
157,695,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(g)	09/15/2043	5,557,960
14,962,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.65	% (a)	10/15/2034	14,586,781
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.00	% (a)(b)(g)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	09/15/2038	2,998,622
7,491,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	06/15/2035	7,307,620
13,968,000	BRSP Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.70	% (a)	08/19/2038	13,915,857
13,155,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	08/15/2038	13,117,598
13,600,000	BX Commercial Mortgage Trust, Series 2019-XL-E (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.91	% (a)	10/15/2036	13,591,994
8,750,000	BX Commercial Mortgage Trust, Series 2021-SOAR-E (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.91	% (a)	06/15/2038	8,718,751
17,312,000	BX Commercial Mortgage Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2036	17,200,301

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,052,102	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.09	% (a)	09/15/2037	1,018,841
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.08	% (a)	05/15/2035	3,136,744
12,515,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	04/15/2034	12,380,102
6,882,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	04/15/2034	6,809,036
14,384,020	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	08/15/2036	14,207,056
9,594,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(b)	12/09/2041	9,543,882
5,700,000	BX Trust, Series 2021-MFM1-E (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.36	% (a)	01/15/2034	5,669,399
17,229,000	BX Trust, Series 2021-RISE-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.85	% (a)	11/15/2036	17,226,188
6,250,000	BX Trust, Series 2021-SDMF-D (1 Month LIBOR USD + 1.39%, 1.39% Floor)	1.50	% (a)	09/15/2034	6,158,591
2,915,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.71	% (a)	06/15/2023	2,919,392
1,900,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.61	% (a)	08/15/2036	1,882,447
1,650,000	BXHPP Trust, Series 2021-FILM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	08/15/2036	1,646,150
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	10/15/2035	5,838,289
46,136,939	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.98	% (b)(g)	02/10/2050	1,959,902
65,403,372	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.27	% (b)(g)	05/10/2050	3,122,390
2,950,000	CD Mortgage Trust, Series 2017-CD6-C	4.26	% (b)	11/13/2050	3,116,745
20,523,789	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	0.99	% (b)(g)	01/10/2048	717,274
21,312,427	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.64	% (b)(g)	05/10/2058	1,223,199
48,024,364	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.50	% (b)(g)	06/15/2050	3,111,105
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.91	% (b)(g)	06/15/2050	736,003
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63	% (a)(b)(g)	02/15/2033	503,731
4,532,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	11/15/2036	4,541,604
441,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.85	% (a)	11/15/2036	442,188
7,087,530	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.96	% (b)(g)	10/10/2047	157,112
4,935,824	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.33	% (b)(g)	02/10/2048	169,978
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.04	% (b)	06/10/2048	11,001,928
18,142,370	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.22	% (b)(g)	02/10/2049	740,871
11,810,459	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(g)	04/15/2049	610,701
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,598,753
12,333,006	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.90	% (b)(g)	07/10/2049	860,232
12,632,148	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.12	% (b)(g)	04/14/2050	583,714
2,000,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 30 Day Average + 2.01%, 1.90% Floor)	2.06	% (a)	08/20/2035	1,997,938
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 30 Day Average + 3.01%, 2.90% Floor)	3.06	% (a)	08/20/2035	19,793,726
6,529,459	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.71	% (b)(g)	08/10/2046	63,428

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,318,309	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.11	% (b)(g)	10/10/2046	376,894
3,321,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-C	5.26	% (a)(b)	08/10/2046	3,464,202
2,287,810	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.96	% (b)(g)	05/10/2047	42,626
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.70	% (b)	08/10/2047	240,567
1,799,707	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.11	% (a)	10/15/2031	1,766,695
17,683,798	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.88	% (b)(g)	03/10/2048	368,081
32,799,472	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.82	% (b)(g)	08/10/2048	835,304
35,945,354	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	0.91	% (b)(g)	10/10/2048	1,083,005
5,373,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31	% (b)	02/10/2048	5,394,045
9,853,872	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.01	% (b)(g)	02/10/2048	214,513
9,657,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-B	4.33	% (b)	07/10/2048	10,267,267
45,562,794	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.67	% (b)(g)	07/10/2048	909,192
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.61	% (b)	10/10/2048	1,545,647
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64	% (b)	02/10/2049	1,871,018
14,195,052	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.96	% (b)(g)	02/10/2049	454,659
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.29	% (a)	09/15/2033	11,201,432
944,000	Commercial Mortgage Pass-Through Certificates, Series 2021-LBA-G (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	03/15/2038	946,396
12,389	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	13,018
9,873,828	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54	% (a)(b)(g)	09/15/2037	170,706
26,427,999	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.82	% (b)(g)	04/15/2050	538,774
9,277,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-B	4.31	% (b)	11/15/2048	9,893,642
3,016,328	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.87	% (b)(g)	01/15/2049	202,317
1,538,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61	% (b)	03/15/2053	1,567,291
126,673,684	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.05	% (b)(g)	03/15/2054	9,850,855
3,350,000	CSMC Mortgage-Backed Trust, Series 2021-ADV-C (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.41	% (a)	07/15/2038	3,351,061
6,499,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.55%, 3.30% Floor)	3.66	% (a)	07/15/2032	6,256,258
2,979,000	CSMC Trust, Series 2020-FACT-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (a)	10/15/2037	3,010,351
8,697,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.82	% (a)	10/15/2037	8,793,190
6,295,000	CSMC Trust, Series 2020-NET-D	3.70	% (a)(b)	08/15/2037	6,418,221
1,600,000	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.36	% (a)	08/15/2035	1,588,624

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	1.11	% (a)	06/15/2034	3,716,995
6,415,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	1.61	% (a)	06/15/2033	6,344,732
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	2.71	% (a)	06/15/2033	9,362,577
1,120,000	DBJPM Mortgage Trust, Series 2017-C6-C	4.17	% (b)	06/10/2050	1,162,105
16,783,719	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.38	% (b)(g)	05/10/2049	788,922
5,561,069	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.36	% (a)	07/15/2038	5,574,180
14,992,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(b)	12/10/2036	14,248,769
3,348,616	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	4.94	% (a)	02/25/2022	3,348,871
2,663,200	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	05/25/2026	2,661,680
640,681	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	646,986
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (a)(g)	09/25/2049	614,853
2,082,653	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	2,093,220
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.34	% (a)	03/25/2027	2,478,162
5,794,734	FREMF Mortgage Trust, Series 2017-KSW2-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.74	% (a)	05/25/2027	5,855,587
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(h)	08/25/2025	7,545,288
1,099,438	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.24	% (a)	02/25/2025	1,094,344
2,183,575	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.99	% (a)	06/25/2025	2,147,890
2,668,872	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.29	% (a)	04/25/2029	2,684,098
2,507,811	FREMF Mortgage Trust, Series 2019-KF64-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.39	% (a)	06/25/2026	2,525,379
2,074,901	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.39	% (a)	08/25/2029	2,097,032
4,533,377	FREMF Mortgage Trust, Series 2019-KF72-B (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.19	% (a)	11/25/2026	4,522,852
13,636,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	12,836,445
2,000,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	09/15/2037	2,005,800
7,810,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2037	7,863,842
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	09/15/2037	3,907,223
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	07/15/2039	10,711,802
12,469,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	12,470,953
10,950,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	11/15/2036	10,965,219
3,609,584	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.71	% (b)(g)	09/10/2047	59,024
31,964,688	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.73	% (b)(g)	07/10/2048	717,323

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.66	% (a)	11/15/2032	1,503,814
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	07/15/2031	4,833,086
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	07/15/2031	4,773,305
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.03	% (a)	07/15/2031	4,380,805
8,710,608	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(g)	11/10/2048	227,412
14,543,496	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.74	% (b)(g)	05/10/2049	909,735
25,282,671	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (b)(g)	10/10/2049	1,178,360
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90	% (a)(b)	03/10/2033	937,981
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90	% (a)(b)	03/10/2033	1,808,295
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90	% (a)(b)	03/10/2033	2,386,640
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90	% (a)(b)	03/10/2033	2,251,973
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90	% (a)(b)	03/10/2033	2,759,512
12,284,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (a)	08/15/2032	11,911,582
6,838,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	08/15/2032	6,637,161
14,505,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(b)	09/06/2034	14,193,494
15,347,000	Hawaii Hotel Trust, Series 2019-MAUI-G (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	05/15/2038	15,080,570
1,056,782	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2036	1,046,181
1,930,518	HPLY Trust, Series 2019-HIT-E (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	11/15/2036	1,901,475
10,531,207	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2036	10,214,418
3,830,371	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.26	% (a)	06/15/2034	3,807,373
214,754	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.96	% (a)	06/15/2034	214,215
6,339,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40	% (b)	07/15/2047	6,618,402
15,523,896	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.89	% (b)(g)	01/15/2049	498,058
291,022	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	06/15/2032	290,789
4,932,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	06/15/2032	4,930,261
690,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	06/15/2032	690,153
1,826,400	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	06/15/2035	1,826,361
856,246	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	750,615
32,363,238	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.59	% (b)(g)	12/15/2049	737,901
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (a)	07/05/2033	347,037

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	5,348,545
1,712,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.11	% (a)	07/15/2036	1,674,056
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	4,213,428
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(b)	05/05/2032	4,235,037
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(b)	05/05/2032	4,889,742
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(b)	05/05/2032	4,764,845
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(b)	05/05/2032	5,212,613
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	11,366,362
2,809,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	04/15/2038	2,812,936
4,823,572	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.77	% (b)(g)	02/15/2047	63,802
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.48	% (b)	09/15/2047	1,568,918
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (b)	09/15/2047	508,344
4,240,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(b)	09/15/2047	4,209,145
17,696,319	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.83	% (b)(g)	11/15/2047	359,327
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38	% (b)	01/15/2048	1,324,635
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	4,722,481
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	% (b)	05/15/2048	2,888,558
15,853,848	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.62	% (b)(g)	05/15/2048	269,836
25,194,410	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.50	% (b)(g)	07/15/2048	389,884
10,908,397	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (b)(g)	08/15/2048	284,270
17,453,177	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.21	% (b)(g)	11/15/2048	459,277
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61	% (b)	12/15/2048	601,852
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	2.27	% (a)	07/15/2036	8,886,890
7,942,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.76	% (a)	02/15/2039	7,960,306
10,000,000	LCCM, Series 2017-LC26-C	4.71	% (a)	07/12/2050	10,351,312
6,367,000	LCCM, Series 2021-FL3-AS (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.90	% (a)	11/15/2038	6,391,226
2,400,000	LCCM, Series 2021-FL3-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.30	% (a)	11/15/2038	2,409,137
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.66	% (a)	05/15/2028	1,003,496
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	05/15/2036	1,998,766
8,720,522	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77	% (a)(b)(g)	03/10/2049	313,372
72,226,514	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.86	% (a)(b)(g)	03/10/2050	1,862,260

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,958,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.80%, 2.55% Floor)	2.91	% (a)	11/15/2036	15,762,157
17,236,000	Med Trust, Series 2021-MDLN-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	11/15/2038	17,232,741
3,198,553	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	2.90	% (a)	08/25/2024	3,200,166
5,150,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	07/16/2036	5,150,551
11,933,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(b)	02/10/2042	11,193,697
1,635,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.06	% (a)	05/15/2023	1,612,243
5,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	04/15/2038	5,001,619
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	3,287,785
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(b)	10/15/2030	9,653,226
3,351,543	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.58	% (b)(g)	10/15/2046	25,561
13,678,036	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.28	% (b)(g)	02/15/2046	123,158
3,833,877	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	0.96	% (b)(g)	02/15/2047	58,810
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.50	% (b)	10/15/2047	509,967
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.45	% (b)	02/15/2048	123,014
16,906,865	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.19	% (b)(g)	01/15/2049	655,530
5,250,000	Morgan Stanley Capital Trust, Series 2007-T27-C	6.01	% (a)(b)	06/11/2042	5,255,418
8,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	8,235,536
1,683,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	1,540,706
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	07/15/2035	2,916,609
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (a)	12/15/2036	711,829
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.26	% (a)	05/15/2036	12,852,583
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	05/15/2036	1,260,581
4,275,000	Motel Trust, Series 2021-MTL6-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	09/15/2038	4,277,479
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	06/15/2035	9,282,505
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(b)	01/15/2037	8,325,870
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(b)	01/15/2037	4,757,293
4,426,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50	% (a)(b)	01/15/2037	4,379,125

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,665,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.25	% (a)(b)	12/15/2036	4,589,471
4,414,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK2	3.25	% (a)(b)	12/15/2036	4,310,149
12,315,000	New York Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	12/15/2035	12,273,088
11,000,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	02/15/2036	10,988,758
12,540,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.82	% (a)	04/15/2036	12,519,449
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.91	% (a)	05/15/2038	1,503,782
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(g)	07/15/2041	3,429,604
32,911,378	SLIDE, Series 2018-FUN-XCP	0.00	% (a)(b)(g)	12/15/2022	329
16,035,000	SoHo Trust, Series 2021-SOHO-B	2.70	% (a)(b)	08/10/2038	15,132,411
8,500,000	SREIT Trust, Series 2021-MFP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	1.68	% (a)	11/15/2038	8,450,534
8,500,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.13	% (a)	11/15/2038	8,453,726
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 30 Day Average + 2.06%, 1.95% Floor)	2.11	% (a)	07/15/2038	459,603
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 30 Day Average + 2.46%, 2.35% Floor)	2.51	% (a)	07/15/2038	8,755,472
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	3.58	% (a)	11/11/2034	8,238,296
3,870,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	4,094,736
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.94	% (b)(g)	06/15/2050	98,619
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.43	% (b)	10/15/2050	1,546,469
78,849,176	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.74	% (b)(g)	10/15/2051	3,167,403
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70	% (b)	02/15/2051	6,527,545
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.88	% (b)	03/15/2051	1,150,432
187,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.95	% (a)	02/15/2032	177,768
5,893,630	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.76	% (a)	09/15/2036	5,853,388
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	560,872
10,432,070	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.86	% (b)(g)	02/15/2048	238,609
3,321,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-B	4.09	% (b)	05/15/2048	3,483,133
51,130,669	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.89	% (b)(g)	09/15/2058	1,415,420
2,651,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.29	% (b)	07/15/2058	2,758,446
24,927,298	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.65	% (b)(g)	07/15/2058	498,209
954,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.71	% (b)	01/15/2059	987,004
11,261,299	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.61	% (b)(g)	03/15/2059	641,771
3,546,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.39	% (b)	11/15/2049	3,718,772
23,246,485	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.62	% (b)(g)	11/15/2049	1,300,276
73,460,337	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.02	% (b)(g)	07/15/2050	3,167,000
23,090,642	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.59	% (b)(g)	08/15/2052	2,166,189
70,995,681	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.09	% (b)(g)	08/15/2053	9,995,333
63,442,193	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.55	% (b)(g)	04/15/2054	7,102,639

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
272,707	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.61	% (a)	02/15/2040	272,160
3,050,121	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.01	% (b)(g)	03/15/2047	48,940
6,993,709	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.02	% (b)(g)	08/15/2047	148,027

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,180,973,794)					1,131,111,267

Non-Agency Residential Collateralized Mortgage Obligations - 12.1%
5,803,159	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (1 Month LIBOR USD + 0.52%, 0.52% Floor)	0.62%		07/25/2036	5,475,615
7,680,850	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.22%		11/25/2036	3,955,069
5,777,545	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.36%		03/25/2036	4,102,428
6,812,488	Ajax Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(l)	01/25/2061	6,754,865
5,011,713	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	4,180,333
1,744,630	Alternative Loan Trust, Series 2005-61-1A2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	0.84%		12/25/2035	1,692,662
8,426,753	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.70%		12/25/2035	7,365,620
8,572,778	Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	6,573,403
1,686,343	Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	1,297,894
2,447,996	Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,722,405
6,357,462	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	3,877,485
1,656,412	Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	1,336,740
4,259,035	Alternative Loan Trust, Series 2006-OA12-A1B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		09/20/2046	4,154,304
5,045,396	Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		03/20/2047	4,372,543
12,462,936	Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	8,636,033
11,181,304	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	7,747,942
4,815,252	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,570,479
2,572,288	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap)	1.00%		02/25/2044	2,481,997
6,000,000	Angel Oak Mortgage Trust LLC, Series 2019-1-M1	4.50	% (a)(b)	11/25/2048	6,013,612
4,370,773	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	% (a)(b)	01/26/2065	4,387,173
4,832,321	Angel Oak Mortgage Trust LLC, Series 2020-4-A1	1.47	% (a)(b)	06/25/2065	4,828,801
728,101	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (a)(b)	05/25/2065	727,619
10,176,944	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	10,154,501
1,916,592	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (a)(b)	01/25/2049	1,925,180
1,061,384	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (a)(b)	04/25/2049	1,062,937
7,331,949	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	7,377,689
1,278,234	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88	% (b)	10/25/2036	1,251,166
11,758,331	Banc of America Funding Corporation, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.31	% (a)	09/29/2036	11,732,148
2,719,114	Banc of America Funding Corporation, Series 2015-R2-9A2	0.35	% (a)(c)	03/27/2036	2,721,013
1,447,270	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	2.73	% (b)	10/25/2035	1,477,546
3,541,570	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	3,562,312
5,683,469	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(l)	06/28/2034	5,733,860
7,132,939	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (a)(b)	03/26/2037	4,006,575

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,506,843	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	% (a)(b)	10/26/2035	1,257,315
1,064,157	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.95	% (a)	10/25/2028	1,064,695
1,140,944	BRAVO Residential Funding Trust, Series 2019-NQM1-A2	2.89	% (a)(b)	07/25/2059	1,140,968
24,137,006	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(l)	04/01/2069	24,035,486
7,195,026	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	% (a)(b)	03/25/2060	7,160,623
10,573,206	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (1 Month LIBOR USD + 0.65%, 0.65% Floor, 6.00% Cap)	0.75%		02/25/2037	4,630,976
1,944,551	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	1,330,192
7,432,625	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(l)	09/25/2059	7,446,828
26,790,332	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(l)	11/25/2070	26,833,047
3,638,271	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	3,662,996
800,795	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	795,512
362,289	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (a)(b)	04/27/2065	362,760
5,224,505	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	5,216,502
6,672,189	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/25/2066	6,659,708
376,214	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	358,432
1,310,413	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,316,838
1,743,525	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,271,027
345,542	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	284,153
11,965,094	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	7,780,623
971,225	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	933,993
616,201	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	470,512
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		01/25/2022	739
1,323,837	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	1,203,875
53,484	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	51,574
629,129	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	487,756
669,022	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.19	% (a)(b)	07/27/2036	669,302
777,286	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	774,352
9,118,356	CSMC Trust, Series 2009-8R-8A2	6.00	% (a)(b)	03/26/2037	5,092,354
52,590,342	CSMC Trust, Series 2019-RP10-A1	2.97	% (a)(b)	12/26/2059	52,706,335
8,715,404	CSMC Trust, Series 2020-RPL2-A12	3.42	% (a)(b)	02/25/2060	8,759,662
6,317,038	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	6,343,850
6,777,550	CSMC Trust, Series 2020-SPT1-A1	1.62	% (a)(l)	04/25/2065	6,789,150
7,470,111	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.36%		12/25/2036	3,465,033
4,956,882	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.48%		12/25/2036	2,323,155
235,001	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	0.85%		04/25/2047	234,205
428,543	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(b)	07/27/2037	402,079
498,853	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	502,373

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,231,855	GCAT LLC, Series 2020-3-A1	2.98	% (a)(l)	09/25/2025	7,289,153
5,837,606	GCAT LLC, Series 2020-NQM2-A1	1.56	% (a)(l)	04/25/2065	5,840,975
10,065,312	GCAT LLC, Series 2021-NQM4-A3	1.56	% (a)(b)	08/25/2066	9,940,444
1,727,955	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	1,742,843
5,767,061	GSAA Home Equity Trust, Series 2006-19-A3A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		12/25/2036	2,858,208
359,827	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	237,947
2,667,697	HarborView Mortgage Loan Trust, Series 2006-1-2A1A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		03/19/2036	2,665,022
949,225	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	0.64%		02/25/2037	909,469
865,647	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.14	% (b)	05/25/2036	893,024
34,703,666	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	19,444,495
4,683,780	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.68%, 0.68% Floor, 11.50% Cap)	0.78%		04/25/2047	4,645,477
12,329,749	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		07/25/2036	7,319,813
6,569,324	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (a)(b)	01/26/2036	2,591,302
14,632,851	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75	% (a)(l)	04/25/2059	14,696,809
9,874,819	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44	% (a)(l)	05/25/2059	9,889,979
856,317	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(l)	05/25/2059	859,131
3,950,207	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (a)(l)	06/25/2059	3,960,326
21,044,005	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25	% (a)(l)	05/25/2060	21,117,373
7,000,295	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (a)(l)	02/25/2060	7,043,927
3,474,260	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(l)	01/25/2060	3,494,785
3,332,633	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(l)	10/25/2066	3,330,874
15,154,381	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(l)	07/25/2061	15,027,487
29,421,557	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (a)(l)	11/25/2060	29,098,132
214,869	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	158,982
10,952,474	Lehman XS Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		08/25/2047	10,261,844
18,254,699	Lehman XS Trust, Series 2007-4N-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		03/25/2047	18,245,739
10,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	09/25/2026	9,964,722
17,904,575	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.20%		12/25/2036	8,720,973
10,455,922	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48%		03/25/2046	5,017,001
85,862	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (b)	04/25/2036	59,837
1,888,397	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	0.93%		12/25/2046	1,785,622
356,647	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	200,111
1,226,727	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	728,713
38,211,734	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.47%		05/25/2037	15,103,043
4,785,564	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		02/25/2037	2,021,078
7,399,900	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.52%		02/25/2037	3,200,194

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,433,445	MFT Trust, Series 2021-NQM2-A3	1.47	% (a)(b)	11/25/2064	8,378,075
255,424	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.49	% (b)	02/25/2036	203,519
692,134	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	692,843
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (a)(l)	05/25/2026	24,847,080
5,118,089	Nomura Resecuritization Trust, Series 2015-8R-4A4	1.46	% (a)(b)	11/25/2047	4,407,049
21,468,411	NYMT Loan Trust, Series 2020-SP2-A1	2.94	% (a)(b)	10/25/2060	21,448,308
688,532	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	690,968
4,460,486	OBX Trust, Series 2021-NQM2-A3	1.56	% (a)(b)	05/25/2061	4,422,900
3,674,506	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(l)	09/27/2060	3,645,245
4,420,360	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(l)	06/27/2060	4,368,384
33,852,459	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(l)	07/25/2051	33,629,432
35,954,397	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(l)	02/25/2061	35,541,608
9,617,021	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(l)	07/25/2051	9,541,946
24,861,909	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	24,706,165
9,934,589	PRPM LLC, Series 2021-4-A1	1.87	% (a)(l)	04/25/2026	9,840,570
8,002,164	PRPM LLC, Series 2021-6-A1	1.79	% (a)(l)	07/25/2026	7,937,523
14,980,806	PRPM LLC, Series 2021-7-A1	1.87	% (a)(l)	08/25/2026	14,835,645
1,708,295	RALI Trust, Series 2007-QS4-3A4	6.00%		03/25/2037	1,673,172
2,127,246	RALI Trust, Series 2007-QS4-3A9	6.00%		03/25/2037	2,083,363
1,374,464	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		06/25/2037	1,071,631
5,315,518	RASC Trust, Series 2004-KS7-A2A (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.67%		08/25/2034	5,257,671
812,154	RBSSP Resecuritization Trust , Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.59	% (a)	04/26/2035	765,852
623,219	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	606,160
912,193	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	900,705
697,488	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	421,941
2,082,490	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	917,746
4,858,204	Residential Mortgage Loan Trust, Series 2007-S1-A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		01/25/2037	4,021,011
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	% (a)(b)	05/25/2059	5,415,346
6,399,121	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.20%		10/25/2036	2,821,317
2,331,612	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		08/25/2037	2,298,340
15,780,204	Specialty Underwriting & Residential Finance Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		09/25/2037	15,135,781
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	8,121,875
39,167,894	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	39,027,513
1,873,214	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.02	% (b)	12/25/2035	1,790,574
40,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (a)(l)	03/25/2023	40,101,528
20,701,107	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(l)	12/26/2050	20,688,738
18,028,311	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(l)	08/25/2051	17,767,661
8,719,819	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(l)	08/25/2051	8,606,400
5,299,472	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	5,460,452

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,256,989	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (a)(b)	02/25/2050	4,252,990
2,933,996	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (a)(b)	05/25/2051	2,859,032
1,986,015	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	1,941,487
9,214,279	Vericrest Opportunity Loan Trust, Series 2021-NP11-A1	1.87	% (a)(l)	08/25/2051	9,155,759
4,997,336	Verus Securitization Trust, Series 2020-4-A1	1.50	% (a)(l)	05/25/2065	4,990,813
549,805	Verus Securitization Trust, Series 2020-4-A3	2.32	% (a)(l)	05/25/2065	552,136
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (a)(b)	03/25/2060	1,529,035
4,615,438	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(l)	08/25/2050	4,627,135
19,615,956	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	19,587,210
4,994,213	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (a)(b)	10/25/2063	4,977,390
5,785,199	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(l)	05/25/2051	5,763,983
13,765,538	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(l)	02/27/2051	13,689,822
1,316,305	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(l)	02/27/2051	1,307,124
6,354,620	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(l)	03/27/2051	6,331,164
3,635,033	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(l)	04/25/2051	3,616,886
31,036,681	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(l)	04/25/2051	30,935,321
7,074,846	WaMu Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		10/25/2036	3,820,289
2,598,222	WaMu Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33%		10/25/2036	1,418,413
1,926,355	WaMu Mortgage Pass Through Certificates Trust, Series 2007-HE4-2A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.27%		07/25/2047	1,437,646
4,014,824	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	2.83	% (b)	04/25/2035	4,056,356
12,903,802	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.59	% (b)	01/25/2037	12,940,202
1,382,876	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	0.51%		10/25/2035	1,298,562
90,944	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	85,309
3,400,899	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	2.69	% (b)	09/25/2036	3,289,003
706,025	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	696,121
3,035,710	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	3,005,557
9,703,059	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	2.56	% (b)	10/25/2037	9,508,187
22,250,000	ZH Trust, Series 2021-1-A	2.25	% (a)	02/18/2027	21,964,800

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,179,039,807)					1,164,173,552

US Corporate Bonds - 4.8%
5,740,000	AbbVie, Inc.	2.30%		11/21/2022	5,821,348
1,000,000	AbbVie, Inc.	2.60%		11/21/2024	1,038,241
6,684,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.83%		02/27/2023	6,706,382
6,990,000	American Honda Finance Corporation	0.75%		08/09/2024	6,915,196
6,445,000	American Tower Corporation	2.40%		03/15/2025	6,622,812
800,000	Amgen, Inc.	3.63%		05/22/2024	843,012
3,330,000	Anthem, Inc.	3.30%		01/15/2023	3,417,437
5,970,000	Anthem, Inc.	3.50%		08/15/2024	6,307,790

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,495,000	AT&T, Inc.	4.45%		04/01/2024	6,936,119
9,805,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.75	% (a)	05/24/2024	9,835,211
3,250,000	Atmos Energy Corporation	0.63%		03/09/2023	3,238,393
2,175,000	Avery Dennison Corporation	0.85%		08/15/2024	2,144,725
8,765,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2024	8,810,071
4,925,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.74%		04/22/2025	4,946,242
6,495,000	Boeing Company	4.51%		05/01/2023	6,785,734
2,620,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	2,607,659
6,430,000	Campbell Soup Company	3.95%		03/15/2025	6,879,791
1,887,000	Capital One Financial Corporation	3.20%		01/30/2023	1,933,236
4,625,000	Capital One Financial Corporation	3.90%		01/29/2024	4,869,317
6,547,000	Cardinal Health, Inc.	3.08%		06/15/2024	6,793,109
2,445,000	Cardinal Health, Inc.	3.50%		11/15/2024	2,582,983
7,061,000	Carrier Global Corporation	2.24%		02/15/2025	7,235,547
2,035,000	Cigna Corporation	0.61%		03/15/2024	2,019,048
4,882,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.19%		06/01/2024	4,936,584
1,950,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	1,945,976
6,725,000	Conagra Brands, Inc.	4.30%		05/01/2024	7,159,791
1,619,000	Dell International LLC	5.45%		06/15/2023	1,708,438
922,000	Dell International LLC	4.00%		07/15/2024	978,857
3,355,000	Dell International LLC	5.85%		07/15/2025	3,805,828
6,338,000	Dollar Tree, Inc.	4.00%		05/15/2025	6,813,771
590,000	DTE Energy Company	2.25%		11/01/2022	597,903
2,375,000	DTE Energy Company	2.53%		10/01/2024	2,446,059
3,890,000	DTE Energy Company	1.05%		06/01/2025	3,814,431
7,115,000	Entergy Corporation	0.90%		09/15/2025	6,897,373
6,575,000	Equinix, Inc.	1.25%		07/15/2025	6,463,362
5,730,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	6,469,092
7,060,000	Exxon Mobil Corporation	1.57%		04/15/2023	7,141,709
6,480,000	General Mills, Inc.	3.70%		10/17/2023	6,783,279
6,465,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	7,256,631
6,445,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	6,819,975
6,005,000	HCA, Inc.	5.00%		03/15/2024	6,460,606
5,855,000	Hyatt Hotels Corporation	1.30%		10/01/2023	5,857,011
5,645,000	Hyundai Capital America	2.85	% (a)	11/01/2022	5,743,352
1,180,000	Hyundai Capital America	1.00	% (a)	09/17/2024	1,160,305
4,435,000	JPMorgan Chase & Company	3.90%		07/15/2025	4,802,993
1,850,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	1,861,113
6,660,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	6,616,838
3,350,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	3,395,282
6,125,000	Marriott International, Inc.	3.60%		04/15/2024	6,408,911
6,435,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	6,809,258
1,870,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	1,863,911
5,085,000	McDonald’s Corporation	2.63%		01/15/2022	5,088,247
1,600,000	McDonald’s Corporation	3.35%		04/01/2023	1,647,491

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,625,000	Microchip Technology, Inc.	0.97%		02/15/2024	6,570,102
6,370,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,349,540
6,560,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	6,541,408
6,436,000	Mosaic Company	4.25%		11/15/2023	6,772,149
500,000	Mylan, Inc.	3.13	% (a)	01/15/2023	510,531
1,580,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	1,553,365
4,645,000	Northrop Grumman Corporation	3.25%		08/01/2023	4,806,448
1,703,000	Northrop Grumman Corporation	2.93%		01/15/2025	1,775,213
7,040,000	NVIDIA Corporation	0.58%		06/14/2024	6,978,052
4,380,000	Omnicom Group, Inc.	3.65%		11/01/2024	4,645,477
6,870,000	Pacific Gas and Electric Company	1.75%		06/16/2022	6,870,051
6,295,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	6,490,885
6,605,000	PepsiCo, Inc.	0.75%		05/01/2023	6,615,496
915,000	Phillips 66	3.85%		04/09/2025	976,338
2,270,000	Phillips 66	1.30%		02/15/2026	2,223,017
295,000	Pioneer Natural Resources Company	0.55%		05/15/2023	293,963
3,150,000	Pioneer Natural Resources Corporation	0.75%		01/15/2024	3,108,714
4,140,000	PNC Bank N.A.	3.25%		06/01/2025	4,403,009
2,500,000	PNC Funding Corporation	3.30%		03/08/2022	2,506,958
5,195,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	5,176,824
6,380,000	Republic Services, Inc.	2.50%		08/15/2024	6,569,409
7,285,000	Royalty Pharma PLC	0.75%		09/02/2023	7,241,823
6,240,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	6,549,889
6,610,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	6,800,973
7,050,000	Simon Property Group LP	2.00%		09/13/2024	7,179,427
6,690,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	6,704,930
6,440,000	Southwest Airlines Company	4.75%		05/04/2023	6,746,404
755,000	Synchrony Financial	2.85%		07/25/2022	762,778
2,720,000	Synchrony Financial	4.38%		03/19/2024	2,871,123
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,491,920
4,924,000	Target Corporation	2.90%		01/15/2022	4,928,028
1,625,000	Target Corporation	2.25%		04/15/2025	1,675,852
6,845,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	6,823,821
6,615,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	6,552,145
5,213,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45%		06/09/2025	5,208,687
3,680,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	3,652,616
6,300,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	6,426,227
1,560,000	Viatris, Inc.	1.13%		06/22/2022	1,563,683
6,755,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	6,814,394
6,275,000	Welltower, Inc.	3.63%		03/15/2024	6,602,755
2,215,000	Williams Companies, Inc.	4.30%		03/04/2024	2,338,469
3,900,000	Williams Companies, Inc.	4.55%		06/24/2024	4,175,771
6,800,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	6,784,871

Total US Corporate Bonds (Cost $460,238,028)					458,677,315

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Mortgage Backed Obligations - 3.4%
27,309,886	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31	% (b)(g)	03/25/2023	281,240
1,764,658	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 1.65% Floor, 7.10% Cap)	2.02%		02/01/2043	1,850,632
602,061	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	632,976
587,283	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	617,482
70,146,606	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%		03/01/2036	70,417,717
4,357,744	Federal Home Loan Mortgage Corporation, Pool SB8093	2.00%		03/01/2036	4,466,756
33,512,226	Federal Home Loan Mortgage Corporation, Pool SB8119	2.00%		09/01/2036	34,350,563
18,477,634	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	19,004,208
1,726,130	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.05	% (a)	01/25/2051	1,720,034
370,677	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	6.17	% (g)(i)	02/15/2038	67,745
1,655,955	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	1,661,727
821,217	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	846,681
12,547,067	Federal Home Loan Mortgage Corporation, Series 4954-LB	2.50%		02/25/2050	12,893,757
7,676,044	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	7,730,696
2,135,288	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.39% Cap)	1.88%		11/01/2042	2,235,657
3,253,791	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.54% Cap)	1.95%		07/01/2042	3,414,082
771,755	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	809,920
238,162	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	249,600
1,022,694	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	1,048,130
1,222,622	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 6.99% Cap)	1.82%		05/01/2045	1,277,285
5,592,736	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.66%, 1.66% Floor, 7.68% Cap)	2.53%		05/01/2044	5,801,130
1,853,844	Federal National Mortgage Association, Pool CB0302	1.50%		05/01/2036	1,862,742
24,514,616	Federal National Mortgage Association, Pool FM5470	2.00%		01/01/2036	25,194,974
16,401,454	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	16,568,751
1,057,184	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	1,073,465
383,231	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	386,536
1,847,156	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	1,885,422
9,160,338	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (g)(i)	06/25/2049	1,627,562
6,470,750	Federal National Mortgage Association, Series 2020-39-MH	3.00%		06/25/2040	6,707,628
21,717,684	Federal National Mortgage Association, Series 2020-45-JL	3.00%		07/25/2040	22,510,473
23,117,673	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	22,789,758
8,085,232	Federal National Mortgage Association, Series 2021-21-GL	2.00%		07/25/2043	8,100,218
6,817,935	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	6,876,762
11,380,048	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	11,188,408
15,777,085	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	15,890,475
10,027,694	Federal National Mortgage Association, Series 2021-M20-A1	1.84	% (b)	10/25/2031	10,223,011
1,161,541	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	1,166,023
157,749	Government National Mortgage Association, Series 2017-4-NC	3.00%		10/20/2045	158,312

Total US Government and Agency Mortgage Backed Obligations (Cost $329,844,158)					325,588,538

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 17.4%
101,800,000	United States Treasury Notes	0.38%		03/31/2022	101,870,283
341,100,000	United States Treasury Notes	0.13%		02/28/2023	339,754,255
427,100,000	United States Treasury Notes	0.13%		04/30/2023	424,864,396
475,900,000	United States Treasury Notes	0.50%		11/30/2023	474,115,375
171,700,000	United States Treasury Notes	0.38%		04/15/2024	169,996,413
152,800,000	United States Treasury Notes	1.00%		12/15/2024	152,985,032

Total US Government and Agency Obligations (Cost $1,669,318,951)					1,663,585,754

Common Stocks - 0.0%
58,790	Foresight Equity (d)(j)				1,119,364
39,482	McDermott International Ltd. (j)				16,188

Total Common Stocks (Cost $989,313)					1,135,552

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(j)				—

Total Warrants (Cost $–)					—

Repurchase Agreements - 0.4%
38,817,267	Credit Suisse Freedom Mortgage (1 month LIBOR USD + 3.25%) [Collateralized by $177,317,519 Residential Mortgage Backed Obligation, (Market Value $180,759,365)]	2.65	% (d)	02/22/2023	38,685,288

Total Repurchase Agreements (Cost $38,817,740)					38,685,288

Short Term Investments - 6.1%
194,695,991	First American Government Obligations Fund - Class U	0.03	% (k)		194,695,991
194,688,903	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (k)		194,688,903
194,688,904	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (k)		194,688,904

Total Short Term Investments (Cost $584,073,798)					584,073,798

Total Investments - 92.7% (Cost $8,967,650,778)					8,885,477,262
Other Assets in Excess of Liabilities - 7.3%					698,511,923

NET ASSETS - 100.0%					$9,583,989,185

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)	Perpetual maturity. The date disclosed is the next call date of the security.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Interest only security

(h)	Principal only security

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Non-income producing security

(k)	Seven-day yield as of period end

(l)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.4%
Collateralized Loan Obligations	14.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.1%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Bank Loans	7.5%
Asset Backed Obligations	7.1%
Foreign Corporate Bonds	6.2%
Short Term Investments	6.1%
US Corporate Bonds	4.8%
US Government and Agency Mortgage Backed Obligations	3.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Repurchase Agreements	0.4%
Common Stocks	0.0%	(m)
Warrants	0.0%	(m)
Other Assets and Liabilities	7.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	17.4%
Collateralized Loan Obligations	14.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.1%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Asset Backed Obligations	7.1%
Short Term Investments	6.1%
Banking	3.9%
US Government and Agency Mortgage Backed Obligations	3.4%
Utilities	1.4%
Healthcare	1.2%
Business Equipment and Services	1.1%
Energy	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Telecommunications	1.0%
Pharmaceuticals	0.9%
Media	0.8%
Electronics/Electric	0.8%
Food Products	0.6%
Transportation	0.6%
Chemicals/Plastics	0.5%
Food Service	0.5%
Retailers (other than Food/Drug)	0.4%
Repurchase Agreements	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Automotive	0.4%
Aerospace & Defense	0.4%
Leisure	0.3%
Technology	0.3%
Insurance	0.3%
Containers and Glass Products	0.2%
Finance	0.2%
Building and Development (including Steel/Metals)	0.2%
Real Estate	0.1%
Environmental Control	0.1%
Industrial Equipment	0.1%
Chemical Products	0.1%
Diversified Manufacturing	0.1%
Beverage and Tobacco	0.1%
Commercial Services	0.1%
Financial Intermediaries	0.1%
Mining	0.1%
Conglomerates	0.1%
Pulp & Paper	0.0%	(m)
Food/Drug Retailers	0.0%	(m)
Consumer Products	0.0%	(m)
Construction	0.0%	(m)
Other Assets and Liabilities	7.3%

	100.0%

(m)	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/11/2022	100,000,000	$25,249,209
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/25/2022	100,000,000	23,461,658
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/27/2022	100,000,000	23,274,830
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	02/15/2022	100,000,000	20,620,333
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/15/2022	100,000,000	20,111,230
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/22/2022	100,000,000	19,129,200
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	04/20/2022	100,000,000	18,464,555
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	03/30/2022	100,000,000	18,165,387
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/05/2022	100,000,000	17,883,679
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/24/2022	100,000,000	17,367,841
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/05/2022	100,000,000	16,397,518
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/12/2022	100,000,000	16,204,000
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/26/2022	100,000,000	16,185,895
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	04/07/2022	100,000,000	15,163,120
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/19/2022	100,000,000	15,009,124
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/11/2022	100,000,000	13,479,734
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	06/01/2022	100,000,000	12,993,542
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/07/2022	100,000,000	12,831,158
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/26/2022	100,000,000	12,646,801
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/28/2022	100,000,000	12,527,603
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	05/03/2022	100,000,000	11,989,059
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/09/2022	100,000,000	11,631,184
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/25/2022	100,000,000	11,376,794
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/31/2022	100,000,000	11,011,816
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/14/2022	100,000,000	9,299,614

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/30/2022	100,000,000	$9,147,557
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/21/2022	100,000,000	9,098,136
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/12/2022	100,000,000	8,942,428
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/20/2022	100,000,000	8,808,679
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/23/2022	100,000,000	8,442,825
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/06/2022	100,000,000	8,410,627
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/21/2022	100,000,000	7,523,802
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/18/2022	100,000,000	7,324,219
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/14/2022	100,000,000	7,313,038
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/28/2022	100,000,000	7,000,859
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/17/2022	100,000,000	6,859,381
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/11/2022	100,000,000	6,391,997
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/27/2022	100,000,000	6,390,050
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/08/2022	100,000,000	6,274,256
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/25/2022	100,000,000	6,200,757
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/25/2022	100,000,000	6,148,767
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/22/2022	100,000,000	6,138,696
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/23/2022	100,000,000	6,089,534
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/09/2022	100,000,000	6,021,425
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/10/2022	100,000,000	6,018,531
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/20/2022	100,000,000	6,005,414
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/16/2022	100,000,000	5,995,235
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/02/2022	100,000,000	5,802,225
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/18/2022	100,000,000	5,767,333
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/04/2022	100,000,000	5,748,326
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/29/2022	100,000,000	5,504,435

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/06/2022	100,000,000	$5,263,744
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/27/2022	100,000,000	5,074,824
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/31/2022	100,000,000	5,055,668
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/24/2022	100,000,000	5,040,577
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/13/2022	100,000,000	5,007,109
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/01/2022	100,000,000	4,847,646
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/28/2022	50,000,000	4,649,807
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/11/2022	100,000,000	4,027,376
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/29/2022	100,000,000	3,928,649
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/20/2022	100,000,000	3,557,836
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/15/2022	100,000,000	3,537,934
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/14/2022	100,000,000	3,433,232
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/19/2022	100,000,000	3,385,326
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/30/2022	100,000,000	3,345,056
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/19/2022	100,000,000	3,287,223
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/27/2022	100,000,000	3,157,557
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/22/2022	100,000,000	2,992,310
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/20/2022	100,000,000	2,762,669
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	01/05/2023	100,000,000	2,559,751
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/06/2022	100,000,000	2,460,001
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/08/2022	100,000,000	2,431,170
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/15/2022	100,000,000	2,417,704
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/01/2022	100,000,000	2,311,587
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/10/2023	100,000,000	2,267,853
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/28/2022	100,000,000	2,085,020
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/15/2022	100,000,000	2,039,598

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/26/2022	50,000,000	$2,015,168
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/22/2022	100,000,000	1,871,116
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/06/2022	100,000,000	1,815,818
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/14/2022	100,000,000	1,745,252
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/23/2022	100,000,000	1,671,136
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/11/2023	100,000,000	1,531,678
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/13/2022	100,000,000	1,492,395
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/17/2023	100,000,000	1,092,138
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	01/06/2022	110,000,000	435,713
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	02/17/2022	10,000,000	(42,689)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/31/2023	100,000,000	(52,425)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/24/2023	100,000,000	(61,279)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/18/2023	100,000,000	(240,905)
Shiller Barclays CAPE® US Sector ER II USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/26/2023	100,000,000	(426,894)

							$685,616,865

(1)

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at December 31, 2021	Value at December 31, 2021	Change in Unrealized for the Period Ended December 31, 2021	Dividend Income Earned for the Period Ended December 31, 2021	Net Realized Gain (Loss) for the Period Ended December 31, 2021
DoubleLine Ultra Short Bond Fund (Class I)	$199,949,999	$—	$(199,850,546)	$—	$—	$(448,307)	$250,780	$348,854

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.